INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 4,476	$ 4,848
Work in progress	442	515
Finished goods and consumables	7,101	11,779
Inventory Net	$ 12,019	$ 17,142